WARRANT LIABILITY (Tables)	9 Months Ended
Dec. 31, 2022
Warrant Liability
Schedule of warrant liability

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2022	$6.64	33,888	$33
Fair value adjustment as of December 31, 2022 (1)	–	(33,888)	(33)
Warrants outstanding, December 31, 2022	$–	–	$–

(1)	The Company recognized a gain of $0.001 million and $0.033 million in the three and nine months ended December 31, 2022, respectively, to reflect the change in fair value of the underlying warrants. The Company recognized a gain of $0.342 million and $0.726 million in the three and nine months ended December 31, 2021, respectively, to reflect the change in fair value of the underlying warrants. The warrants expired in October 2022 unexercised.